Related Parties - Disclosure of Directors’ Renumeration (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Executive directors
Disclosure of transactions between related parties [line items]
Salaries	R 23	R 23
Retirement contributions	3	3
Bonuses	12	8
Exercise/settlement of share options	13	6
Key management personnel compensation	51	40
Non-executive directors
Disclosure of transactions between related parties [line items]
Directors' fees	R 13	R 14